CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 1,441,209	$ 4,183,891	$ 1,568,180	$ 4,350,803	$ 4,888,302	$ 719,267
Operating Expenses
Cost of revenues	271,889	792,483	321,014	862,150	1,144,991	732,213
Patent amortization expense	377,744	387,038	755,489	774,623	1,530,110	1,400,540
General and administrative	1,791,278	1,164,946	3,386,499	3,990,506	7,532,240	11,728,973
Total operating expenses	2,440,911	2,344,467	4,463,002	5,627,279	10,207,341	13,861,726
Income (loss) from operations	(999,702)	1,839,424	(2,894,822)	(1,276,476)	(5,319,039)	(13,142,459)
Other income (expense)
Gain (loss) on debt extinguishment	0	0	2,434,661	(2,268,373)	(2,268,373)	(5,643,607)
Impairment of acquired contract					0	(686,350)
Decrease in fair value of derivative liabilities	3,413	5,435	618	12,321	67,439	783,129
Other income					2,137	242
Interest expense, net	(971,445)	(1,243,506)	(2,000,028)	(2,491,952)	(4,229,754)	(1,393,109)
Total other income (expense), net	(968,032)	(1,238,071)	435,251	(4,748,004)	(6,428,551)	(6,939,695)
Income (loss) before provision for income taxes	(1,967,734)	601,353	(2,459,571)	(6,024,480)	(11,747,590)	(20,082,154)
Provision for income taxes	0	0	0	0	(14,041)	2,400
Net income (loss)	(1,967,734)	601,353	(2,459,571)	(6,024,480)	(11,733,549)	(20,084,554)
Deemed dividend on preferred stock	0	0	(466,667)	0	0	436,916
Net loss attributable to common shareholders	$ (1,967,734)	$ 601,353	$ (2,926,238)	$ (6,024,480)	$ (11,733,549)	$ (20,521,470)
Basic and diluted loss per share (in dollars per share)					$ (3.41)	$ (11.52)
Weighted average shares outstanding, basic and diluted (in shares)					3,443,369	1,781,308
Basic income (loss) per share (in dollars per share)	$ (0.44)	$ 0.18	$ (0.67)	$ (1.97)
Fully diluted income (loss) per share (in dollars per share)	$ (0.44)	$ 0.17	$ (0.67)	$ (1.97)
Weighted average shares outstanding:
Basic (in shares)	4,518,396	3,430,177	4,336,888	3,061,118
Fully diluted (in shares)	4,518,396	3,641,805	4,336,888	3,061,118